Cover	3 Months Ended
Mar. 31, 2023
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	On October 17, 2022, Imperalis Holdings Corp. (the “Registrant”) filed a registration statement on Form S-1 (File No. 333-267897), which was subsequently amended on February 9, 2023 and April 19, 2023 and declared effective by the Securities and Exchange Commission (“SEC”) on May 3, 2023 (as amended, the “Registration Statement”). This Post-Effective Amendment No. 1 (this “Post-Effective Amendment No. 1”) to the Registration Statement is being filed to, among other things, (i) include unaudited interim financial statements, and related disclosure, for the three months ended March 31, 2023 and (ii) update the mechanics of the distribution of shares of common stock and warrants to purchase common stock of the Registrant to the holders of common stock of Ault Alliance, Inc. The information included in this Post-Effective Amendment No. 1 amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Registrant Name	Imperalis Holding Corp.
Entity Central Index Key	0001349706
Entity Tax Identification Number	20-5648820
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1421 McCarthy Blvd.
Entity Address, City or Town	Milpitas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95035
City Area Code	510
Local Phone Number	657-2635
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1421 McCarthy Blvd.
Entity Address, City or Town	Milpitas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95035
City Area Code	510
Local Phone Number	657-2635
Contact Personnel Name	Amos Kohn